BUSINESS COMBINATIONS - Acquisition of Small Footprint (Details) - USD ($) $ in Thousands	Feb. 13, 2020	Feb. 15, 2021	Dec. 31, 2019	Mar. 01, 2019	Dec. 31, 2018	Oct. 15, 2018	Aug. 20, 2018	Dec. 31, 2017
Disclosure of contingent liabilities in business combination [line items]
Total consideration paid net of cash and cash equivalents acquired			$ 97,300		$ 4,137			$ 19,149
Cash transferred			$ 103,978		4,328			$ 21,300
Small Footprint
Disclosure of contingent liabilities in business combination [line items]
Percentage of voting equity interests acquired							100.00%
Total consideration paid net of cash and cash equivalents acquired					$ 7,357	$ 7,397	$ 7,357
Cash transferred				$ 3,066		$ 4,331	3,840
Contingent liabilities recognised as of acquisition date		$ 1,610					$ 3,029
Small Footprint | Major business combination
Disclosure of contingent liabilities in business combination [line items]
Payment for contingent consideration	$ 2,140